Liabilities Subject To Compromise - Schedule of Accounting Adjustments in Restructured Prepetition Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Minimum
Liabilities Subject To Compromise Disclosures [Line Items]
Discount rates	12.60%
Maximum
Liabilities Subject To Compromise Disclosures [Line Items]
Discount rates	16.40%